Defined Contribution Plan	12 Months Ended
Dec. 31, 2023
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Defined Contribution Plan
18.	Defined Contribution Plan
Recognized expense related to the defined contribution plan for the year ended December 31, 2023, is ￦ 85,174 million (2021: ￦ 71,068 million, 2022: ￦ 72,576 million).